Business Combination (Tables)	6 Months Ended
Sep. 30, 2025
Business Combination [Abstract]
Schedule of Unaudited Pro Forma Information	The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the Year ended March 31,	For the Year ended March 31,
	2023	2022
Unaudited pro forma revenue	$77,444,155	$65,827,057
Unaudited pro forma net income	$2,140,643	$4,586,525

Cash	$6,550
* Contingent consideration for acquisition	3,360,848
Total consideration at fair value	$3,367,398

*	As of the acquisition date of 2Game, the fair value of the contingent consideration for acquisition was determined to be $3,360,848, which included approximately $55,000 outperformance consideration. Subsequently, the change of fair value of the contingent consideration for acquisition amounted to a loss $79,441 and $270,615 for the six months ended September 30, 2025 and 2024, respectively. As September 30, 2025, the fair value of contingent consideration for acquisition amounted to $1,121,726. As March 31, 2025, the fair value of contingent consideration for acquisition amounted to $1,121,006.
The unaudited pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that would actually have been occurred had the business combination been consummated as of that time or that may result in the future:
	For the Six Months Ended September 30,	For the Six Months Ended September 30,
	2025	2024
Unaudited pro forma revenue	$124,335,636	$123,898,528
Unaudited pro forma net (loss) income	$(5,842,485)	$242,185
Cash consideration		$25,716,146

Schedule of Summarizes the Fair Value of the Identifiable Assets Acquired and Liabilities

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of 2Game:

Fair value as of acquisition date
Total consideration	$3,367,398
Non-controlling interest	2,590,000
Less: net assets of 2Game:
Cash	428
Prepayments	7,338
Intangible assets	4,742,000
Total assets	4,749,766
Accounts payable	(33,382)
Deferred tax liability	(806,140)
Total liabilities	(839,522)
Total net assets of 2Game	3,910,244
Goodwill	$2,047,154

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed at the Acquisition Date, which represents the net purchase price allocation at the date of the acquisition of Ban Leong:

Fair value as of Acquisition Date
Total consideration	$25,716,146
Non-controlling interest	27,070,012
Less: net assets of 2Game:
Cash	11,311,600
Accounts receivable, net	15,642,759
Inventories, net	25,145,895
Other receivable and other current assets, net	1,125,378
Investment in convertible notes	2,597,253
Prepayments	426,720
Property and equipment, net	487,217
Operating leases right-of-use assets	2,253,549
Intangible assets	5,039,150
Deferred tax assets	27,431
Total assets	64,056,952

Bank Loans, current	(442,852)
Accounts payable	(11,691,291)
Operating lease liabilities	(2,281,716)
Other payables and accrued liabilities	(4,742,439)
Contract liabilities	(520,926)
Deferred tax liabilities	(907,047)
Tax payables	(504,360)
Total liabilities	(21,090,631)
Total net assets of Ban Leong	42,966,321
Goodwill	$9,819,837